Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

April 30, 2020

Dates Covered
Collections Period	04/01/20 - 04/30/20
Interest Accrual Period	04/15/20 - 05/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/20	298,164,645.23	24,057
Yield Supplement Overcollateralization Amount 03/31/20	10,504,661.93	0
Receivables Balance 03/31/20	308,669,307.16	24,057
Principal Payments	12,811,663.31	339
Defaulted Receivables	857,544.52	53
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/20	9,786,923.73	0
Pool Balance at 04/30/20	285,213,175.60	23,665

Pool Statistics	$ Amount	# of Accounts
Pool Factor	21.51%
Prepayment ABS Speed	0.95%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	3,619,216.60	235
Past Due 61-90 days	1,298,517.05	88
Past Due 91-120 days	569,941.77	39
Past Due 121+ days	0.00	0
Total	5,487,675.42	362

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.86%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.63%
Delinquency Trigger Occurred	NO

Recoveries	264,683.61
Aggregate Net Losses/(Gains) - April 2020	592,860.91
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	2.30%
Prior Net Losses Ratio	0.88%
Second Prior Net Losses Ratio	1.19%
Third Prior Net Losses Ratio	1.29%
Four Month Average	1.42%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.22%

Overcollateralization Target Amount	12,853,745.64
Actual Overcollateralization	12,853,745.64
Weighted Average APR	3.92%
Weighted Average APR, Yield Adjusted	6.58%
Weighted Average Remaining Term	32.10

Flow of Funds	$ Amount
Collections	15,747,725.70
Investment Earnings on Cash Accounts	584.87
Servicing Fee (1)	(528,272.92)
Transfer to Collection Account	0.00
Available Funds	15,220,037.65

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	426,636.39
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	12,387,806.23
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,296,773.36
(10) Collection Account Redeposits	1,040,000.00

Total Distributions of Available Funds	15,220,037.65

Servicing Fee	528,272.92
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	(271,048.50)

Note Balances & Note Factors	$ Amount
Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 04/15/20	284,747,236.19
Principal Paid	12,387,806.23
Note Balance @ 05/15/20	272,359,429.96

Class A-1
Note Balance @ 04/15/20	0.00
Principal Paid	0.00
Note Balance @ 05/15/20	0.00
Note Factor @ 05/15/20	0.0000000%

Class A-2a
Note Balance @ 04/15/20	0.00
Principal Paid	0.00
Note Balance @ 05/15/20	0.00
Note Factor @ 05/15/20	0.0000000%

Class A-2b
Note Balance @ 04/15/20	0.00
Principal Paid	0.00
Note Balance @ 05/15/20	0.00
Note Factor @ 05/15/20	0.0000000%

Class A-3
Note Balance @ 04/15/20	155,297,236.19
Principal Paid	12,387,806.23
Note Balance @ 05/15/20	142,909,429.96
Note Factor @ 05/15/20	33.5468145%

Class A-4
Note Balance @ 04/15/20	94,750,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	94,750,000.00
Note Factor @ 05/15/20	100.0000000%

Class B
Note Balance @ 04/15/20	34,700,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	34,700,000.00
Note Factor @ 05/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	495,458.06
Total Principal Paid	12,387,806.23
Total Paid	12,883,264.29

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.81400%
Coupon	0.95400%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	249,769.72
Principal Paid	12,387,806.23
Total Paid to A-3 Holders	12,637,575.95

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3943317
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.8593706
Total Distribution Amount	10.2537023

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5863139
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	29.0793573
Total A-3 Distribution Amount	29.6656712

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/20	3,213,436.41
Investment Earnings	395.19
Investment Earnings Paid	(395.19)
Deposit/(Withdrawal)	-
Balance as of 05/15/20	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

Such amounts have priority prior to the application of Available Funds.